Financial Assets at Amortised Cost (Details) - Schedule of interbank loans and loans and account receivable from customers - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interbank loans
Assets before allowances	$ 38,729,401	$ 36,529,062
ECL allowance	1,153,267	1,051,434
Net Assets	37,576,134	35,477,628
Interbank loans [Member]
Interbank loans
Assets before allowances	32,991	428
ECL allowance	1
Net Assets	32,990	428
Commercial loans [Member]
Interbank loans
Assets before allowances	17,684,589	17,653,213
ECL allowance	661,566	603,365
Net Assets	17,023,023	17,049,848
Mortgage loans [Member]
Interbank loans
Assets before allowances	15,729,009	13,876,174
ECL allowance	162,756	143,658
Net Assets	15,566,253	13,732,516
Consumer loans [Member]
Interbank loans
Assets before allowances	5,282,812	4,999,247
ECL allowance	328,944	304,411
Net Assets	4,953,868	4,694,836
Foreign banks [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances	32,991	428
ECL allowance	1
Net Assets	32,990	428
Commercial loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	13,292,397	13,720,681
ECL allowance	543,310	485,690
Net Assets	12,749,087	13,234,991
Foreign trade loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,612,508	1,534,792
ECL allowance	25,535	23,834
Net Assets	1,586,973	1,510,958
Checking accounts debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	132,261	102,361
ECL allowance	8,666	9,254
Net Assets	123,595	93,107
Checking accounts debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	155,656	122,597
ECL allowance	10,925	5,442
Net Assets	144,731	117,155
Credit card debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	132,677	116,924
ECL allowance	8,495	9,158
Net Assets	124,182	107,766
Credit card debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	1,544,176	1,280,324
ECL allowance	43,745	22,221
Net Assets	1,500,431	1,258,103
Factoring transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	878,390	678,502
ECL allowance	3,355	5,422
Net Assets	875,035	673,080
Leasing transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,345,977	1,337,698
ECL allowance	45,228	55,961
Net Assets	1,300,749	1,281,737
Leasing transactions [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	2,652	3,200
ECL allowance	316	306
Net Assets	2,336	2,894
Student loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	52,833	56,014
ECL allowance	12,721	7,457
Net Assets	40,112	48,557
Other loans and accounts receivable [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	237,546	106,241
ECL allowance	14,256	6,589
Net Assets	223,290	99,652
Loans with mortgage finance bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	1,913	4,301
ECL allowance	37	51
Net Assets	1,876	4,250
Endorsable mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	2,238	3,923
ECL allowance	74	80
Net Assets	2,164	3,843
Mortgage mutual financed with mortgage bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	87,621	84,978
ECL allowance	1,003	661
Net Assets	86,618	84,317
Other mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	15,557,695	13,781,276
ECL allowance	160,961	142,622
Net Assets	15,396,734	13,638,654
Other credit and account receivable [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	79,542	1,696
ECL allowance	681	244
Net Assets	78,861	1,452
Installment consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	3,579,360	3,592,913
ECL allowance	273,366	276,346
Net Assets	3,305,994	3,316,567
Other consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	968	213
ECL allowance	592	96
Net Assets	376	117
Stage 1 [Member]
Interbank loans
Assets before allowances	34,675,625	32,664,056
ECL allowance	196,845	239,973
Stage 1 [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances	32,991	428
ECL allowance	1
Stage 1 [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	15,144,458	15,093,434
ECL allowance	83,253	88,649
Stage 1 [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	14,672,080	12,966,599
ECL allowance	19,388	25,385
Stage 1 [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	4,826,096	4,603,595
ECL allowance	94,203	125,939
Stage 1 [Member] | Foreign banks [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances	32,991	428
ECL allowance	1
Stage 1 [Member] | Commercial loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	11,168,530	11,605,779
ECL allowance	62,595	63,889
Stage 1 [Member] | Foreign trade loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,525,589	1,450,323
ECL allowance	6,453	9,136
Stage 1 [Member] | Checking accounts debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	106,281	75,454
ECL allowance	1,049	1,120
Stage 1 [Member] | Checking accounts debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	147,023	119,402
ECL allowance	6,065	4,380
Stage 1 [Member] | Credit card debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	112,483	100,632
ECL allowance	1,141	1,379
Stage 1 [Member] | Credit card debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	1,481,073	1,251,952
ECL allowance	13,318	12,906
Stage 1 [Member] | Factoring transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	859,269	662,800
ECL allowance	956	2,641
Stage 1 [Member] | Leasing transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,113,284	1,060,573
ECL allowance	6,288	8,266
Stage 1 [Member] | Leasing transactions [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	2,468	3,068
ECL allowance	307	272
Stage 1 [Member] | Student loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	39,728	43,002
ECL allowance	1,284	1,046
Stage 1 [Member] | Other loans and accounts receivable [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	219,294	94,871
ECL allowance	3,487	1,172
Stage 1 [Member] | Loans with mortgage finance bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	1,648	3,714
ECL allowance	3	5
Stage 1 [Member] | Endorsable mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	1,769	3,075
ECL allowance	3	9
Stage 1 [Member] | Mortgage mutual financed with mortgage bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	81,982	79,797
ECL allowance	227	168
Stage 1 [Member] | Other mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	14,513,299	12,879,267
ECL allowance	19,130	25,198
Stage 1 [Member] | Other credit and account receivable [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	73,382	746
ECL allowance	25	5
Stage 1 [Member] | Installment consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	3,195,357	3,229,118
ECL allowance	74,428	108,359
Stage 1 [Member] | Other consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	175	55
ECL allowance	85	22
Stage 2 [Member]
Interbank loans
Assets before allowances	2,007,499	2,190,877
ECL allowance	175,791	166,914
Stage 2 [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances
ECL allowance
Stage 2 [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,422,166	1,644,526
ECL allowance	91,356	115,989
Stage 2 [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	367,467	367,838
ECL allowance	10,462	12,728
Stage 2 [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	217,866	178,513
ECL allowance	73,973	38,197
Stage 2 [Member] | Foreign banks [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances
ECL allowance
Stage 2 [Member] | Commercial loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,158,198	1,320,691
ECL allowance	74,972	90,253
Stage 2 [Member] | Foreign trade loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	61,981	66,029
ECL allowance	2,262	2,519
Stage 2 [Member] | Checking accounts debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	16,204	17,752
ECL allowance	1,179	1,003
Stage 2 [Member] | Checking accounts debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	1,851	2,087
ECL allowance	542	440
Stage 2 [Member] | Credit card debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	11,208	8,305
ECL allowance	1,683	1,251
Stage 2 [Member] | Credit card debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	38,320	20,611
ECL allowance	13,310	4,476
Stage 2 [Member] | Factoring transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	13,438	12,385
ECL allowance	587	492
Stage 2 [Member] | Leasing transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	156,368	212,718
ECL allowance	9,478	19,438
Stage 2 [Member] | Leasing transactions [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	184	110
ECL allowance	9	19
Stage 2 [Member] | Student loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	2,016	4,413
ECL allowance	690	590
Stage 2 [Member] | Other loans and accounts receivable [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	2,753	2,233
ECL allowance	505	443
Stage 2 [Member] | Loans with mortgage finance bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	41	347
ECL allowance	1	7
Stage 2 [Member] | Endorsable mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	56	484
ECL allowance	2	10
Stage 2 [Member] | Mortgage mutual financed with mortgage bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	780	1,805
ECL allowance	23	45
Stage 2 [Member] | Other mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	364,616	365,052
ECL allowance	10,371	12,658
Stage 2 [Member] | Other credit and account receivable [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	1,974	150
ECL allowance	65	8
Stage 2 [Member] | Installment consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	177,463	155,656
ECL allowance	60,096	33,244
Stage 2 [Member] | Other consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	48	49
ECL allowance	16	18
Stage 3 [Member]
Interbank loans
Assets before allowances	2,046,277	1,674,129
ECL allowance	780,631	644,547
Stage 3 [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances
ECL allowance
Stage 3 [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	1,117,965	915,253
ECL allowance	486,957	398,727
Stage 3 [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	689,462	541,737
ECL allowance	132,906	105,545
Stage 3 [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	238,850	217,139
ECL allowance	160,768	140,275
Stage 3 [Member] | Foreign banks [Member] | Interbank loans [Member]
Interbank loans
Assets before allowances
ECL allowance
Stage 3 [Member] | Commercial loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	965,669	794,211
ECL allowance	405,743	331,548
Stage 3 [Member] | Foreign trade loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	24,938	18,440
ECL allowance	16,820	12,179
Stage 3 [Member] | Checking accounts debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	9,776	9,155
ECL allowance	6,438	7,131
Stage 3 [Member] | Checking accounts debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	6,782	1,108
ECL allowance	4,318	622
Stage 3 [Member] | Credit card debtors [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	8,986	7,987
ECL allowance	5,671	6,528
Stage 3 [Member] | Credit card debtors [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	24,783	7,761
ECL allowance	17,117	4,839
Stage 3 [Member] | Factoring transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	5,683	3,317
ECL allowance	1,812	2,289
Stage 3 [Member] | Leasing transactions [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	76,325	64,407
ECL allowance	29,462	28,257
Stage 3 [Member] | Leasing transactions [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances		22
ECL allowance		15
Stage 3 [Member] | Student loans [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	11,089	8,599
ECL allowance	10,747	5,821
Stage 3 [Member] | Other loans and accounts receivable [Member] | Commercial loans [Member]
Interbank loans
Assets before allowances	15,499	9,137
ECL allowance	10,264	4,974
Stage 3 [Member] | Loans with mortgage finance bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	224	240
ECL allowance	33	39
Stage 3 [Member] | Endorsable mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	413	364
ECL allowance	69	61
Stage 3 [Member] | Mortgage mutual financed with mortgage bonds [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	4,859	3,376
ECL allowance	753	448
Stage 3 [Member] | Other mortgage mutual loans [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	679,780	536,957
ECL allowance	131,460	104,766
Stage 3 [Member] | Other credit and account receivable [Member] | Mortgage loans [Member]
Interbank loans
Assets before allowances	4,186	800
ECL allowance	591	231
Stage 3 [Member] | Installment consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	206,540	208,139
ECL allowance	138,842	134,743
Stage 3 [Member] | Other consumer loans [Member] | Consumer loans [Member]
Interbank loans
Assets before allowances	745	109
ECL allowance	$ 491	$ 56